Note 7 - Party-In-Interest Transactions (Details Textual) - EBP 34-0214400 002 [Member] - USD ($)			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 123,640	$ 105,416	$ 123,640	$ 105,416
EBP, Traditional Guaranteed Investment Contract [Member] | Farmers Trust Company and National Associates [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense			134,315	30,120
EBP, Traditional Guaranteed Investment Contract [Member] | EBP, Other Related Party and Party-in-Interest [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense			127,284	28,653
EBP, Pooled Separate Account [Member] | Empower [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense			$ 123,640	$ 105,416
EBP, Employer, Common Stock [Member]
EBP, Investment, Purchased, Number of Shares			16,912	182,313
EBP, Investment, Sold, Number of Shares			5,345	142,270
EBP, Investment, Number of Shares	160,560	148,992	160,560	148,992
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,851,338	$ 2,690,748	$ 2,851,338	$ 2,690,748
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment			104,513	129,914
Employee Benefit Plan, Unrealized Appreciation Depreciation			$ 140,605	$ 61,130